Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Jun. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,322,801			$ 7,483,259
Investments carried under the equity method	255,547			260,031
Other current financial assets	176,042			195,893
Cash and cash equivalents (project companies)	486,844			600,990	$ 668,247	$ 622,689
Total assets	8,897,585			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,438,261			4,553,052
Grants and other liabilities	1,225,146			1,252,513
Long-term and short-term corporate debt	1,051,193	$ 7,600	€ 7	1,017,200
Total liabilities	7,189,824			7,311,864
Equity	1,707,761			1,789,047	$ 1,796,831	$ 1,748,605
Total liabilities and equity	8,897,585			9,100,911
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,118,246			3,167,490
Investments carried under the equity method	198,609			210,704
Other current financial assets	98,183			118,385
Cash and cash equivalents (project companies)	146,241			187,568
Total assets	3,561,279			3,684,147
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,684,666			1,713,125
Grants and other liabilities	967,780			994,874
Total liabilities	2,652,446			2,707,999
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,211,152			1,241,879
Investments carried under the equity method	8,110			4,450
Other current financial assets	31,059			31,136
Cash and cash equivalents (project companies)	100,498			85,697
Total assets	1,350,819			1,363,162
Liabilities allocated [Abstract]
Long-term and short-term project debt	826,638			841,906
Grants and other liabilities	27,512			25,031
Total liabilities	854,150			866,937
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,993,403			3,073,889
Investments carried under the equity method	48,828			44,878
Other current financial assets	46,800			46,373
Cash and cash equivalents (project companies)	166,102			266,557
Total assets	3,255,133			3,431,697
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,926,957			1,998,021
Grants and other liabilities	229,854			232,608
Total liabilities	2,156,811			2,230,629
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,322,801			7,483,259
Investments carried under the equity method	255,547			260,031
Other current financial assets	176,042			195,893
Cash and cash equivalents (project companies)	412,841			539,822
Total assets	8,167,231			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,438,261			4,553,052
Grants and other liabilities	1,225,146			1,252,513
Total liabilities	5,663,407			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	338,271			325,893
Other current assets (including cash and cash equivalents at holding company level)	392,083			296,013
Total assets	730,354			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,051,193			1,017,200
Other non-current liabilities	292,700			313,328
Other current liabilities	182,524			175,771
Total liabilities	1,526,417			1,506,299
Equity	1,707,761			1,789,047
Total liabilities and equity	$ 3,234,178			$ 3,295,346